UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	February 10, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$729,629


List of Other Included Managers:

                                                                     FORM 13F INFORMATION TABLE
                                                   VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Aceto Corp                        COM   004446100      5507    611850   SH       SOLE             573150       0   38700
AmSurg Corp                       COM   03232P405     14784    705700   SH       SOLE             679100       0   26600
Assurant                          COM   04621X108     10400    270000   SH       SOLE             270000       0       0
Brinker International             COM   109641100     22390   1072300   SH       SOLE            1030400       0   41900
Broadridge Financial              COM   11133T103     26535   1210000   SH       SOLE            1171500       0   38500
CACI International                COM   127190304     19141    358450   SH       SOLE             344550       0   13900
CareFusion Corp                   COM   14170T101      9381    365000   SH       SOLE             365000       0       0
Covance Inc                       COM   222816100      7712    150000   SH       SOLE             150000       0       0
eHealth Inc                       COM   28238P109      9425    664200   SH       SOLE             638500       0   25700
EMS Technologies                  COM   26873N108      4778    241550   SH       SOLE             226450       0   15100
Exponent Inc                      COM   30214U102     11596    308900   SH       SOLE             297200       0   11700
FMC Corp                          COM   302491303     40289    504300   SH       SOLE             485200       0   19100
First American Financ             COM   31847R102     17848   1194650   SH       SOLE            1148250       0   46400
First Mercury Financi             COM   320841109      3959    241400   SH       SOLE             226600       0   14800
HCC Insurance Holding             COM   404132102     21352    737800   SH       SOLE             710300       0   27500
Haemonetics Corp                  COM   405024100     18215    288300   SH       SOLE             277200       0   11100
Herley Industries                 COM   427398102      4585    264700   SH       SOLE             250800       0   13900
Innovative Soln & Sup             COM   45769N105      2731    481650   SH       SOLE             462650       0   19000
Integrated Device Tec             COM   458118106     19733   2962900   SH       SOLE            2847500       0  115400
Jack Henry & Assoc                COM   426281101      2370     81300   SH       SOLE              78300       0    3000
John Bean Technologie             COM   477839104     20325   1009700   SH       SOLE             972700       0   37000
L.B. Foster Company               COM   350060109      3689     90100   SH       SOLE              86900       0    3200
Landec Corp                       COM   514766104      2534    423700   SH       SOLE             396400       0   27300
Legg Mason Inc                    COM   524901105     11244    310000   SH       SOLE             310000       0       0
LifePoint Hospitals               COM   53219L109     21833    594100   SH       SOLE             571900       0   22200
Lorillard Inc                     COM   544147101      8206    100000   SH       SOLE             100000       0       0
Magellan Health Svcs              COM   559079207     23649    500200   SH       SOLE             481000       0   19200
Matthews Internationa             COM   577128101     11818    337850   SH       SOLE             324850       0   13000
NCR Corp                          COM   62886E108     14755    960000   SH       SOLE             941300       0   18700
NTELOS Holdings                   COM   67020Q107     11661    612150   SH       SOLE             588750       0   23400
Nasdaq OMX Group                  COM   631103108     10797    455000   SH       SOLE             455000       0       0
Nash Finch Company                COM   631158102     13367    314450   SH       SOLE             302450       0   12000
Navigators Group                  COM   638904102     10503    208600   SH       SOLE             201000       0    7600
Orbital Sciences                  COM   685564106     15217    888300   SH       SOLE             854500       0   33800
PCTEL, Inc                        COM   69325Q105      1971    328500   SH       SOLE             307100       0   21400
PetSmart, Inc                     COM   716768106     12742    320000   SH       SOLE             320000       0       0
Questcor Pharmaceutic             COM   74835Y101     21163   1436700   SH       SOLE            1381900       0   54800
RadioShack Corp                   COM   750438103     17348    938250   SH       SOLE             906150       0   32100
Silicon Laboratories              COM   826919102     25868    562100   SH       SOLE             543200       0   18900
SkyWest Inc                       COM   830879102     14508    928800   SH       SOLE             895400       0   33400
Spectrum Control Inc              COM   847615101      5233    349100   SH       SOLE             325300       0   23800
Stage Stores                      COM   85254C305     12698    732300   SH       SOLE             703600       0   28700
StanCorp Finl Group               COM   852891100     17625    390450   SH       SOLE             375450       0   15000
Synovis Life Tech                 COM   87162G105      4200    260700   SH       SOLE             244400       0   16300
Tech Data                         COM   878237106     17991    408700   SH       SOLE             392700       0   16000
Teledyne Technologies             COM   879360105     19369    440500   SH       SOLE             423600       0   16900
Teradata Corp                     COM   88076W103     16464    400000   SH       SOLE             400000       0       0
Universal American                COM   913377107     15123    739500   SH       SOLE             711000       0   28500
VAALCO Energy                     COM   91851C201     10633   1485000   SH       SOLE            1428500       0   56500
Vascular Solutions                COM   92231M109      3980    339600   SH       SOLE             317700       0   21900
Volterra Semiconducto             COM   928708106      7154    308900   SH       SOLE             289900       0   19000
Websense Inc                      COM   947684106     15075    744450   SH       SOLE             715650       0   28800
World Acceptance                  COM   981419104     24768    469100   SH       SOLE             452700       0   16400
Zep Inc                           COM   98944B108     13387    673400   SH       SOLE             647100       0   26300